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                      AIM CORE ALLOCATION PORTFOLIO SERIES

                                    SERIES C
                                    SERIES M

                           Supplement dated August 1,
                       2006 to the Statement of Additional
                      Information dated December 30, 2005,
               as supplemented January 27, 2006 and March 31, 2006



The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

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   "NAME, YEAR OF BIRTH AND       TRUSTEE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST   AND/OR                                                                 HELD BY TRUSTEE
                                  OFFICER
                                  SINCE
INTERESTED PERSONS

Robert H. Graham(1) -- 1946        2005      Director and Chairman, A I M Management Group Inc.       None"
Trustee and Vice Chair                       (financial services holding company); Director and
                                             Vice Chairman, AMVESCAP PLC;
                                             Chairman, AMVESCAP PLC -- AIM
                                             Division (parent of AIM and a
                                             global investment management firm);
                                             and Trustee and Vice Chair of The
                                             AIM Family of Funds --Registered Trademark--

                                             Formerly:  President and Chief Executive Officer, A I
                                             M Management Group Inc.; Director, Chairman and
                                             President, A I M Advisors, Inc. (registered
                                             investment advisor); Director and Chairman, A I M
                                             Capital Management, Inc. (registered investment
                                             advisor), A I M Distributors, Inc. (registered broker
                                             dealer), AIM Investment Services, Inc. (registered
                                             transfer agent), and Fund Management Company
                                             (registered broker dealer); Chief Executive Officer,
                                             AMVESCAP PLC -- Managed Products; and President and
                                             Principal Executive Officer of The AIM Family of
                                             Funds --Registered Trademark--

"OTHER OFFICERS

Philip A. Taylor(2) -- 1954        2006      Director, Chief Executive Officer and President,         None"
President and Principal                      A I M Management Group Inc., AIM Mutual Fund
Executive Officer                            Preferred Inc.; Dealer Inc., AIM Funds Management
                                             Inc. and 1371 Director and President, A I M
                                             Advisors, Inc., INVESCO Funds Group, Inc. and AIM
                                             GP Canada Inc.; Director, A I M Capital Management,
                                             Inc. and A I M Distributors, Inc.; Director and
                                             Chairman, AIM Investment Services, Inc., Fund
                                             Management Company and INVESCO Distributors, Inc.;
                                             Director, President and Chairman, AVZ Callco Inc.,
                                             AMVESCAP Inc. and AIM Canada Holdings Inc.;
                                             Director and Chief Executive Officer, AIM Trimark
                                             Global Fund Inc. and AIM Trimark Canada Fund Inc.;
                                             and President and Principal Executive Officer of The
                                             AIM Family of Funds --Registered Trademark--
                                             Formerly:  Chairman, AIM Canada Holdings, Inc.;
                                             Executive Vice President and Chief Operations
                                             Officer, AIM Funds Management Inc.; President,
                                             AIM Trimark Global Fund Inc. and AIM Trimark Canada
                                             Fund Inc.; and Director, Trimark Trust
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(1)      Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.